Income taxes	12 Months Ended
Dec. 31, 2022
Income taxes [Abstract]
Income taxes
24.	Income taxes

The income taxes recognized in profit or loss comprise the following:

For the years ended December 31	2022	2021
Current tax expense	$–	$–
Deferred tax expense	9,593	5,620
Total income tax expense	$9,593	$5,620

The income tax expense comprises of the following:

For the years ended December 31	2022	2021
Origination and reversal of temporary difference	$(61,622)	$16,793
Change in unrecognized tax losses and tax benefits	71,825	(13,638)
Change in prior year estimate and other	(610)	2,465
Total income tax expense	$9,593	$5,620

The difference between income taxes calculated using the Company’s effective income tax rates and the amounts that would result from the application of the statutory income tax rates arises from the following:

For the years ended December 31	2022	2021

Net (loss) income before recovery of income taxes	$(233,220)	$(67,091)
Canadian statutory tax rate	26.5%	26.5%
Expected income tax recovery	(61,803)	(17,779)
Different tax rate for subsidiary and other adjustments	5,520	(2,115)
Non-deductible expenses	20,846	5,624
True up to filing adjustments	–	3,264
Adjustments in respect of prior periods	(610)	–
Revaluation (gain) loss on warrant liability	(26,185)	30,253
Change in tax benefits not recognized	71,825	(13,627)
Income tax expense	$9,593	$5,620

The income taxes recognized on components of other comprehensive income or loss for the years ended December 31, 2022 and 2021 are as follows:

For the years ended December 31	2022	2021
Revaluation (loss) gain on digital assets through other comprehensive income or loss	$(118,589)	$57,695
Tax recovery	15,049	164
Revaluation (loss) gain on digital assets through other comprehensive income or loss, net of tax	$(103,540)	$57,859

The movement on the net deferred income tax assets and liabilities are as follows:

For the years ended December 31	2022	2021
Balance, beginning	$(5,456)	$–
Deferred tax expense recorded in profit	(9,593)	(5,620)
Movement recognized in other comprehensive income	15,049	164
Net deferred tax liability	$–	$(5,456)

The components of net deferred tax asset (liabilities) are as follows:

As at	December 31, 2022	December 31, 2021
Non-capital losses	$3,739	$15,764
Capital lease obligation	5,471	157
Capital losses	–	60
Capital loan	–	(49)
Property plant and equipment	(3,794)	(4,557)
Digital assets	–	(16,667)
Intangible assets and goodwill	(144)	–
Deferred financing costs	(36)	–
Right-of-use asset	(5,236)	(164)
Net deferred tax liability	$–	$(5,456)

Deferred taxes are provided as a result of temporary differences that arise due to the differences between the income tax values and the carrying amount of assets and liabilities. Deferred tax assets have not been recognized in respect of the following deductible temporary differences:

For the years ended December 31	2022	2021
Share issuance costs	$18,010	$21,899
Operating tax losses carried forward	245,577	14,662
Digital assets	137,425	–
	$401,012	$36,561

The operating tax loss carry forwards expire as noted in the table below. The remaining deductible temporary differences may be carried forward indefinitely. Deferred tax assets have not been recognized in respect of these items because it is not probable that future taxable profit will be available against which the Company can utilize the benefits therefrom.

The Company’s operating tax losses expire as follows:

For the years ended December 31	2022	2021
2033	$87	$87
2034	225	225
2035	82	82
2036	105	105
2037	106	106
2038	31,732	318
2039	24,288	780
2040	14,195	1,733
2041	11,226	11,226
2042	163,531	–
	$245,577	$14,662